Shareholder Report, Average Annual Return (Details)		9 Months Ended	12 Months Ended	25 Months Ended	60 Months Ended	63 Months Ended	69 Months Ended	120 Months Ended
		Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000126354
Average Annual Return [Line Items]
Line Graph and Table Measure Name			TIPX
C000047963
Average Annual Return [Line Items]
Line Graph and Table Measure Name			BIL
C000222017
Average Annual Return [Line Items]
Line Graph and Table Measure Name			BILS
C000066456
Average Annual Return [Line Items]
Line Graph and Table Measure Name			CWB
C000219610
Average Annual Return [Line Items]
Line Graph and Table Measure Name			EMHC
C000055013
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JNK
C000107256
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FLRN
C000111386
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SJNK
C000019028
Average Annual Return [Line Items]
Line Graph and Table Measure Name			DGT
C000078463
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PSK
C000166946
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SHE
C000088522
Average Annual Return [Line Items]
Line Graph and Table Measure Name			HYMB
C000047970
Average Annual Return [Line Items]
Line Graph and Table Measure Name			TFI
C000047964
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SHM
C000047971
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPAB
C000099139
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPBO
C000113018
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPHY
C000066454
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPIB
C000047965
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPTI
C000066455
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPLB
C000047966
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPTL
C000066453
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPMB
C000055010
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPSB
C000055009
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPTS
C000047967
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPIP
C000249829
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPTB
C000162693
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPYX
C000019031
Average Annual Return [Line Items]
Line Graph and Table Measure Name			KCE
C000033546
Average Annual Return [Line Items]
Line Graph and Table Measure Name			XHE
C000033547
Average Annual Return [Line Items]
Line Graph and Table Measure Name			XHS
C000019032
Average Annual Return [Line Items]
Line Graph and Table Measure Name			KIE
C000033549
Average Annual Return [Line Items]
Line Graph and Table Measure Name			XME
C000033550
Average Annual Return [Line Items]
Line Graph and Table Measure Name			XES
C000033538
Average Annual Return [Line Items]
Line Graph and Table Measure Name			XRT
C000027708
Average Annual Return [Line Items]
Line Graph and Table Measure Name			XSD
C000033545
Average Annual Return [Line Items]
Line Graph and Table Measure Name			XSW
C000033539
Average Annual Return [Line Items]
Line Graph and Table Measure Name			XTL
C000033540
Average Annual Return [Line Items]
Line Graph and Table Measure Name			XTN
C000264222
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPTU
C000162275
Average Annual Return [Line Items]
Line Graph and Table Measure Name			XITK
C000152674
Average Annual Return [Line Items]
Line Graph and Table Measure Name			QUS
C000019033
Average Annual Return [Line Items]
Line Graph and Table Measure Name			XNTK
C000033537
Average Annual Return [Line Items]
Line Graph and Table Measure Name			XPH
Without Sales Load [Member] | C000126354
Average Annual Return [Line Items]
Average Annual Return, Percent			3.44%		2.19%			2.84%
Without Sales Load [Member] | C000047963
Average Annual Return [Line Items]
Average Annual Return, Percent			3.83%		3.46%			2.20%
Without Sales Load [Member] | C000222017
Average Annual Return [Line Items]
Average Annual Return, Percent			3.83%		3.35%		2.89%
Without Sales Load [Member] | C000066456
Average Annual Return [Line Items]
Average Annual Return, Percent			32.38%		6.50%			12.73%
Without Sales Load [Member] | C000219610
Average Annual Return [Line Items]
Average Annual Return, Percent			10.16%		1.66%	2.15%
Without Sales Load [Member] | C000055013
Average Annual Return [Line Items]
Average Annual Return, Percent			5.99%		3.59%			4.99%
Without Sales Load [Member] | C000107256
Average Annual Return [Line Items]
Average Annual Return, Percent			4.73%		4.23%			3.06%
Without Sales Load [Member] | C000111386
Average Annual Return [Line Items]
Average Annual Return, Percent			5.41%		4.79%			5.50%
Without Sales Load [Member] | C000019028
Average Annual Return [Line Items]
Average Annual Return, Percent			26.11%		13.98%			14.08%
Without Sales Load [Member] | C000078463
Average Annual Return [Line Items]
Average Annual Return, Percent			3.30%		(1.13%)			1.79%
Without Sales Load [Member] | C000166946
Average Annual Return [Line Items]
Average Annual Return, Percent			25.39%		10.17%			12.59%
Without Sales Load [Member] | C000088522
Average Annual Return [Line Items]
Average Annual Return, Percent			7.57%		0.44%			2.29%
Without Sales Load [Member] | C000047970
Average Annual Return [Line Items]
Average Annual Return, Percent			6.27%		0.05%			1.41%
Without Sales Load [Member] | C000047964
Average Annual Return [Line Items]
Average Annual Return, Percent			2.91%		0.98%			1.18%
Without Sales Load [Member] | C000047971
Average Annual Return [Line Items]
Average Annual Return, Percent			3.79%		0.06%			1.49%
Without Sales Load [Member] | C000099139
Average Annual Return [Line Items]
Average Annual Return, Percent			4.61%		0.51%			2.72%
Without Sales Load [Member] | C000113018
Average Annual Return [Line Items]
Average Annual Return, Percent			6.01%		4.29%			5.07%
Without Sales Load [Member] | C000066454
Average Annual Return [Line Items]
Average Annual Return, Percent			4.13%		1.80%			2.81%
Without Sales Load [Member] | C000047965
Average Annual Return [Line Items]
Average Annual Return, Percent			2.43%		0.14%			1.28%
Without Sales Load [Member] | C000066455
Average Annual Return [Line Items]
Average Annual Return, Percent			4.68%		(2.34%)			2.07%
Without Sales Load [Member] | C000047966
Average Annual Return [Line Items]
Average Annual Return, Percent			2.87%		(5.64%)			(1.38%)
Without Sales Load [Member] | C000066453
Average Annual Return [Line Items]
Average Annual Return, Percent			5.15%		0.43%			1.26%
Without Sales Load [Member] | C000055010
Average Annual Return [Line Items]
Average Annual Return, Percent			3.86%		2.78%			2.62%
Without Sales Load [Member] | C000055009
Average Annual Return [Line Items]
Average Annual Return, Percent			2.91%		1.89%			1.62%
Without Sales Load [Member] | C000047967
Average Annual Return [Line Items]
Average Annual Return, Percent			3.24%		0.72%			2.42%
Without Sales Load [Member] | C000249829
Average Annual Return [Line Items]
Average Annual Return, Percent			2.71%	4.23%
Without Sales Load [Member] | C000162693
Average Annual Return [Line Items]
Average Annual Return, Percent			21.47%		12.91%			15.49%
Without Sales Load [Member] | C000019031
Average Annual Return [Line Items]
Average Annual Return, Percent			3.35%		11.54%			17.58%
Without Sales Load [Member] | C000033546
Average Annual Return [Line Items]
Average Annual Return, Percent			3.51%		(8.17%)			6.04%
Without Sales Load [Member] | C000033547
Average Annual Return [Line Items]
Average Annual Return, Percent			32.90%		3.16%			9.21%
Without Sales Load [Member] | C000019032
Average Annual Return [Line Items]
Average Annual Return, Percent			3.84%		11.50%			11.89%
Without Sales Load [Member] | C000033549
Average Annual Return [Line Items]
Average Annual Return, Percent			59.68%		21.04%			17.37%
Without Sales Load [Member] | C000033550
Average Annual Return [Line Items]
Average Annual Return, Percent			79.53%		13.76%			(3.79%)
Without Sales Load [Member] | C000033538
Average Annual Return [Line Items]
Average Annual Return, Percent			14.62%		(0.51%)			9.25%
Without Sales Load [Member] | C000027708
Average Annual Return [Line Items]
Average Annual Return, Percent			143.32%		26.89%			30.81%
Without Sales Load [Member] | C000033545
Average Annual Return [Line Items]
Average Annual Return, Percent			(9.57%)		0.14%			13.28%
Without Sales Load [Member] | C000033539
Average Annual Return [Line Items]
Average Annual Return, Percent			97.22%		18.62%			15.96%
Without Sales Load [Member] | C000033540
Average Annual Return [Line Items]
Average Annual Return, Percent			44.53%		7.24%			11.24%
Without Sales Load [Member] | C000264222
Average Annual Return [Line Items]
Average Annual Return, Percent	[1]	2.69%
Without Sales Load [Member] | C000162275
Average Annual Return [Line Items]
Average Annual Return, Percent			3.38%		(2.82%)			14.18%
Without Sales Load [Member] | C000152674
Average Annual Return [Line Items]
Average Annual Return, Percent			16.14%		11.01%			13.65%
Without Sales Load [Member] | C000019033
Average Annual Return [Line Items]
Average Annual Return, Percent			65.21%		20.20%			26.06%
Without Sales Load [Member] | C000033537
Average Annual Return [Line Items]
Average Annual Return, Percent			64.89%		6.45%			5.73%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.79%		0.08%			1.54%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.79%		0.08%			1.54%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.79%		0.08%		(0.11%)
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.79%		0.08%			1.54%
SPDR ETFs Index: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent			0.62%		(1.55%)	(1.35%)
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.79%		0.08%			1.54%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.79%		0.08%			1.54%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.79%		0.08%			1.54%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.32%		13.41%			15.51%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.32%		13.41%			15.51%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.32%		13.41%			15.51%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.79%		0.08%			1.54%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.79%		0.08%			1.54%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.79%		0.08%			1.54%
SPDR ETFs Index: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent			0.62%		(1.55%)			0.38%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.79%		0.08%			1.54%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.79%		0.08%			1.54%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.79%		0.08%			1.54%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.79%		0.08%			1.54%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.79%		0.08%			1.54%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.79%		0.08%			1.54%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.79%		0.08%			1.54%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.79%		0.08%			1.54%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.79%		0.08%			1.54%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.79%		0.08%			1.54%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.79%	5.06%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.32%		13.41%			15.51%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.32%		13.41%			15.51%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.32%		13.41%			15.51%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.32%		13.41%			15.51%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.32%		13.41%			15.51%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.32%		13.41%			15.51%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.32%		13.41%			15.51%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.32%		13.41%			15.51%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.32%		13.41%			15.51%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.32%		13.41%			15.51%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.32%		13.41%			15.51%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.32%		13.41%			15.51%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.49%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.32%		13.41%			15.51%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.32%		13.41%			15.51%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.32%		13.41%			15.51%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.32%		13.41%			15.51%
SPDR ETFs Index: Bloomberg 1-10 Year U.S. Government Inflation-Linked Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg 1-10 Year U.S. Government Inflation-Linked Bond Index
Average Annual Return, Percent			3.62%		2.33%			2.99%
SPDR ETFs Index: Bloomberg 1-3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg 1-3 Month U.S. Treasury Bill Index
Average Annual Return, Percent			3.96%		3.61%			2.35%
SPDR ETFs Index: Bloomberg 3-12 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg 3-12 Month U.S. Treasury Bill Index
Average Annual Return, Percent			3.95%		3.46%		3.01%
SPDR ETFs Index: Bloomberg U.S. Convertible Liquid Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Convertible Liquid Bond Index
Average Annual Return, Percent			33.08%		6.89%			13.30%
Bloomberg Emerging Market USD Sovereign and Sovereign Owned Index/Bloomberg Emerging USD Bond Core Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Emerging Market USD Sovereign and Sovereign Owned Index/Bloomberg Emerging USD Bond Core Index
Average Annual Return, Percent			10.30%		1.49%	1.97%
SPDR ETFs Index: Bloomberg High Yield Very Liquid Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg High Yield Very Liquid Index
Average Annual Return, Percent			6.07%		3.98%			5.47%
SPDR ETFs Index: Bloomberg U.S. Dollar Floating Rate
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Dollar Floating Rate &lt; 5 Years Index
Average Annual Return, Percent			4.82%		4.36%			3.25%
SPDR ETFs Index: Bloomberg US High Yield 350mn Cash Pay 0-5 Yr 2% Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US High Yield 350mn Cash Pay 0-5 Yr 2% Capped Index
Average Annual Return, Percent			5.60%		5.04%			5.68%
SPDR ETFs Index: The Global Dow
Average Annual Return [Line Items]
Line Graph and Table Measure Name			The Global Dow
Average Annual Return, Percent			26.21%		14.06%			14.12%
ICE Exchange-Listed Fixed & Adjustable Rate Preferred Securities Index/Wells Fargo Hybrid and
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE Exchange-Listed Fixed & Adjustable Rate Preferred Securities Index/Wells Fargo Hybrid & Preferred Securities Aggregate Index
Average Annual Return, Percent			3.74%		(0.83%)			2.11%
MSCI USA Gender Diversity Select Index/SSGA Gender Diversity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI USA Gender Diversity Select Index/SSGA Gender Diversity Index
Average Annual Return, Percent			25.67%		10.36%			12.78%
SSGA Index: ICE US Select High Yield Crossover Municipal Index/S&P Municipal Yield Index/Bloomberg Municipal Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE US Select High Yield Crossover Municipal Index /Bloomberg Municipal Yield Index /S&P Municipal Yield Index
Average Annual Return, Percent			7.62%		1.74%			3.67%
SSGA Index: ICE 1+ Yr AMT-Free Broad Muni Index/Bloomberg Municipal Managed Money Index/ Bloomberg Muni Managed Money 1-25 Yrs
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE 1+ Year AMT-Free Broad Municipal Index/Bloomberg Municipal Managed Money Index/ Bloomberg Municipal Managed Money 1-25 Years
Average Annual Return, Percent			6.67%		0.66%			1.89%
SSGA Index: ICE 1-5 Year AMT-Free Broad Municipal Index/Bloomberg Managed Money Municipal Short Term Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE 1-5 Year AMT-Free Broad Municipal Index/Bloomberg Managed Money Municipal Short Term Index
Average Annual Return, Percent			3.24%		1.25%			1.45%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.79%		0.08%			1.54%
Bloomberg U.S. Corporate Bond Index/Bloomberg Issuer Scored Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Corporate Bond Index/Bloomberg Issuer Scored Corporate Index
Average Annual Return, Percent			4.34%		0.34%			2.63%
ICE BofA US High Yield Index/ICE BofAML US Diversified Crossover Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA US High Yield Index/ICE BofAML US Diversified Crossover Corporate Index
Average Annual Return, Percent			5.74%		4.13%			4.98%
SPDR ETFs Index: Bloomberg U.S. Intermediate Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Intermediate Corporate Bond Index
Average Annual Return, Percent			4.13%		1.86%			2.86%
Bloomberg 3-10 Year U.S. Treasury Index/Bloomberg Intermediate U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg 3-10 Year U.S. Treasury Index/Bloomberg Intermediate U.S. Treasury Index
Average Annual Return, Percent			2.45%		0.17%			1.33%
SPDR ETFs Index: Bloomberg U.S. Long Term Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Long Term Corporate Bond Index
Average Annual Return, Percent			4.79%		(2.29%)			2.19%
SPDR ETFs Index: Bloomberg Long U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Long U.S. Treasury Index
Average Annual Return, Percent			2.89%		(5.60%)			(1.33%)
SPDR ETFs Index: Bloomberg U.S. MBS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. MBS Index
Average Annual Return, Percent			5.21%		0.50%			1.38%
SPDR ETFs Index: Bloomberg U.S. 1-3 Year Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. 1-3 Year Corporate Bond Index
Average Annual Return, Percent			3.86%		2.76%			2.66%
SSGA Index: Bloomberg 1-3 Year U.S. Treasury Index/Bloomberg 1-5 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg 1-3 Year U.S. Treasury Index/Bloomberg 1-5 Year U.S. Treasury Index
Average Annual Return, Percent			2.92%		1.90%			1.65%
SPDR ETFs Index: Bloomberg U.S. Government Inflation-Linked Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Government Inflation-Linked Bond Index
Average Annual Return, Percent			3.38%		0.82%			2.54%
SPDR ETFs Index: Bloomberg US Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Treasury Index
Average Annual Return, Percent			2.71%	4.22%
SSGA Index: S&P 500 Fossil Fuel Reserves Free Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Fossil Fuel Reserves Free Index
Average Annual Return, Percent			21.72%		13.13%			15.74%
SPDR ETFs Index: S&P Capital Markets Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Capital Markets Select Industry Index
Average Annual Return, Percent			3.63%		11.88%			17.81%
SPDR ETFs Index: S&P Health Care Equipment Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Health Care Equipment Select Industry Index
Average Annual Return, Percent			3.85%		(7.90%)			6.35%
SPDR ETFs Index: S&P Health Care Services Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Health Care Services Select Industry Index
Average Annual Return, Percent			33.35%		3.38%			9.51%
SPDR ETFs Index: S&P Insurance Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Insurance Select Industry Index
Average Annual Return, Percent			4.22%		11.91%			12.30%
SPDR ETFs Index: S&P Metals & Mining Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Metals & Mining Select Industry Index
Average Annual Return, Percent			60.19%		21.43%			17.76%
SPDR ETFs Index: S&P Oil & Gas Equipment & Services Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Oil & Gas Equipment & Services Select Industry Index
Average Annual Return, Percent			80.13%		14.12%			(3.56%)
SPDR ETFs Index: S&P Retail Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Retail Select Industry Index
Average Annual Return, Percent			14.83%		(0.36%)			9.34%
SPDR ETFs Index: S&P Semiconductor Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Semiconductor Select Industry Index
Average Annual Return, Percent			144.18%		27.28%			31.18%
SPDR ETFs Index: S&P Software & Services Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Software & Services Select Industry Index
Average Annual Return, Percent			(9.35%)		0.28%			13.53%
SPDR ETFs Index: S&P Telecom Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Telecom Select Industry Index
Average Annual Return, Percent			97.95%		18.93%			16.10%
SPDR ETFs Index: S&P Transportation Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Transportation Select Industry Index
Average Annual Return, Percent			44.99%		7.55%			11.60%
SPDR ETFs Index: ICE BofA US Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA US Treasury Bill Index
Average Annual Return, Percent		2.72%
SPDR ETFs Index: FactSet Innovative Technology Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FactSet Innovative Technology Index
Average Annual Return, Percent			3.86%		(2.53%)			14.58%
SPDR ETFs Index: MSCI USA Factor Mix A-Series Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI USA Factor Mix A-Series Capped Index
Average Annual Return, Percent			16.33%		11.15%			13.82%
SPDR ETFs Index: NYSE Technology Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NYSE Technology Index
Average Annual Return, Percent			65.87%		20.65%			26.63%
SPDR ETFs Index: S&P Pharmaceuticals Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Pharmaceuticals Select Industry Index
Average Annual Return, Percent			65.05%		6.27%			5.72%

[1]	Returns are not annualized.